Cover	Jan. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2025
Entity File Number	000-55000
Entity Registrant Name	EARTH SCIENCE TECH, INC.
Entity Central Index Key	0001538495
Entity Tax Identification Number	45-4267181
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	8950 SW 74 th CT
Entity Address, Address Line Two	Suite 1401
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33156
City Area Code	(305)
Local Phone Number	724-5684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 par value
Trading Symbol	ETST
Entity Emerging Growth Company	false